Fair Value Measures and Disclosures (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

The following table presents information about the Company's assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value as follows (in thousands):

	Level 1	Level 2	Level 3	Total
June 30, 2020
Assets:
Interest rate caps	$—	$112	$—	$112
	$—	$112	$—	$112

	Level 1	Level 2	Level 3	Total
December 31, 2019
Assets:
Interest rate caps	$—	$9	$—	$9
	$—	$9	$—	$9

The following table presents information about the Company's assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value as follows (in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2019
Assets:
Interest rate caps	$—	$9	$—	$9
Cancelable swap	—	—	—	—
	$—	$9	$—	$9

December 31, 2018
Assets:
Interest rate caps	$—	$27	$—	$27
Cancelable swap	—	—	—	—
	$—	$27	$—	$27

Carrying Amounts and Fair Values of Mortgage Notes Payable

The carrying amount and estimated fair value of the Company’s mortgage notes payable are as follows (in thousands):

	June 30, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Mortgage notes payable	$548,200	$529,275	$552,074	$545,249

The outstanding balance and estimated fair value of the Company’s mortgage notes payable are as follows (in thousands):

	December 31, 2019		December 31, 2018
	Outstanding Balance	Estimated Fair Value	Outstanding Balance	Estimated Fair Value
Mortgage notes payable	$552,074	$545,249	$578,826	$580,925